Bank Borrowings and Bank Overdraft - Schedule of Bank Borrowings and Bank Overdraft (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Bank Borrowings [Member]
Current
Current borrowings			RM 104,587
Non-current
Non-current borrowings	3,859,445	950,954	2,526,234
Bank Borrowings [Member]
Current
Current borrowings	1,173,088	289,045	736,481
Bank Borrowings [Member]
Current
Current borrowings	1,173,088	289,045	841,068
Non-Current Bank Borrowings [Member]
Non-current
Non-current borrowings	RM 5,032,533	$ 1,239,999	RM 3,367,302